Employee Benefit Plans	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Employee Benefit Plans
11.	Employee Benefit Plans

The Company offers a retirement savings plan under Section 401(k) of the Internal Revenue Code. The plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Under the plan, the Company match was increased from 25% to 50% during three months ended December 31, 2012 up to a maximum of 6% of eligible compensation, not to exceed $4,000. Contribution expense was not material for the periods presented.

12.	Employee Benefit Plans

The Company offers a retirement savings plan under Section 401(k) of the Internal Revenue Code. This plan covers all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. Under the plan, the Company matches 25% up to a maximum of 6% of eligible compensation, not to exceed $2,000. Contribution expense was not material for the years presented.